Note 10 - Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
Note 9. Long-Term Debt

In October 2014, the Company entered into a loan agreement (the "Loan Agreement") with Melody Business Finance, LLC (the "Lender") which provided the Company with a $35 million term loan (the "Financing" or "Note") which matures in October 2019. The Note was issued at a 3% discount totaling $1,050,000 which is being amortized over the term of the Note. The Company recognized interest expense of $69,537 and $87,466 in connection with the amortization of this discount for the three months ended June 30, 2016 and 2015, respectively. The Company recognized interest expense of $143,601 and $179,231 in connection with the amortization of this discount for the six months ended June 30, 2016 and 2015, respectively. The unamortized balance totaled $470,135 at June 30, 2016 and $613,736 at December 31, 2015.

The Note bears interest payable in cash at a rate equal to the greater of (i) the sum of the one month Libor rate on each payment date plus 7% or (ii) 8% per annum, and additional paid in kind (“PIK”), or deferred, interest that accrues at 4% per annum.  The Company paid $750,659 and $720,892 of interest and accrued $375,329 and $360,446 of PIK interest for the three months ended June 30, 2016 and 2015, respectively. The Company paid $1,493,803 and $1,426,803 of interest and accrued $746,900 and $713,402 of PIK interest for the six months ended June 30, 2016 and 2015, respectively.

The Loan Agreement contains several financial and non-financial covenants, the most significant of which is the maintenance of a minimum balance of $6.5 million in cash and cash equivalents.
As of June 30, 2016, the Company was in compliance with all of the debt covenants.

In connection with the Loan Agreement and pursuant to a Warrant and Registration Rights Agreement, the Company issued warrants (the “Warrants”) to purchase 180,000 shares of common stock of which two-thirds have an exercise price of $25.20 and one-third have an exercise price of $0.20, subject to customary adjustments under certain circumstances. The Warrants have a term of seven and a half years. The fair value of the warrants granted to the Lender of $2,463,231 was calculated using the Black-Scholes option pricing model and recorded as a debt discount. The debt discount is being amortized over the term of the Note using the effective interest rate. The Company recognized interest expense of $163,130 and $205,190 in connection with the amortization of this discount for the three months ended June 30, 2016 and 2015, respectively. The Company recognized interest expense of $336,878 and $420,464 in connection with the amortization of this discount for the six months ended June 30, 2016 and 2015, respectively. The unamortized balance totaled $1,102,907 at June 30, 2016 and $1,439,785 at December 31, 2015.

The Company incurred costs, primarily professional services, of approximately $2,900,000 related to the Loan Agreement. These costs were recorded as a reduction to the note payable in the Company’s condensed consolidated balance sheet and are being amortized over the term of the Loan Agreement using the effective interest rate. Amortization expense totaled $191,641 and $241,051 for the three months ended June 30, 2016 and 2015, respectively. Amortization expense totaled $395,755 and $493,950 for the six months ended June 30, 2016 and 2015, respectively. The unamortized balance totaled $1,295,666 at June 30, 2016 and $ 1,691,421 at December 31, 2015.

Note 10.    Long-Term Debt

In October 2014, the Company entered into a loan agreement (the "Loan Agreement") with Melody Business Finance, LLC (the "Lender") which provided the Company with a five-year $35 million term loan (the "Financing" or "Note").  The Note was issued at a 3% discount totaling $1,050,000 which is being amortized over the term of the Note. The Company recognized interest expense of $340,899 and $95,365 in connection with the amortization of this discount for the years ended December 31, 2015 and 2014, respectively. The unamortized balance totaled $613,736 and $954,635 at December 31, 2015 and 2014 respectively.

The loan bears interest payable in cash at a rate equal to the greater of (i) the sum of the one month Libor rate on each payment date plus 7% or (ii) 8% per annum, and additional paid in kind (“PIK”), or deferred, interest that accrues at 4% per annum. The Company paid $2,906,695 of interest and accrued $1,453,347 of PIK interest for the year ended December 31, 2015. The Company paid $591,111 of interest and accrued $295,556 of PIK interest for the year ended December 31, 2014. PIK interest is included in Interest expense, net in the accompanying consolidated statements of operations.

In October 2019, the Company must repay the principal amount outstanding plus all accrued interest. The Company has the option of prepaying the loan (i) on or before October 16, 2016 (the “Second Anniversary”), but only in full, and (ii) at any time after the Second Anniversary, in the minimum principal amount of $5,000,000 or in full if the balance outstanding is less. All optional prepayments are subject to certain premiums.  Mandatory prepayments are required upon the occurrence of certain events, including but not limited to the (i) sale, lease, conveyance or transfer of certain assets, (ii) issuance or incurrence of indebtedness other than certain permitted debt, (iii) issuance of capital stock redeemable for cash or convertible into debt securities and (iv) any change of control.  As further set forth in a security agreement (the “Security Agreement”), repayment of the loan is secured by a first priority lien and security interest in all of the assets of the Company and its subsidiaries, excluding capital stock of the Company, and certain capital leases, contracts and assets secured by purchase money security interests.

The Loan Agreement also contains representations and warranties by the Company and the Lender, certain indemnification provisions in favor of the Lender and customary covenants (including limitations on other debt, liens, acquisitions, investments and dividends), and events of default (including payment defaults, breaches of covenants, a material impairment in the Lender’s security interest or in the collateral, and events relating to bankruptcy or insolvency). Upon the occurrence of an event of default, an additional 5% interest rate will be applied to the outstanding loan balances, and the Lender may terminate its lending commitment, declare all outstanding obligations immediately due and payable, and take such other actions as set forth in the Loan Agreement. As of December 31, 2015, the Company was in compliance with all of the debt covenants.

In connection with the Loan Agreement and pursuant to a Warrant and Registration Rights Agreement, the Company issued warrants (the “Warrants”) to purchase 180,000 shares of common stock of which two-thirds have an exercise price of $25.20 and one-third have an exercise price of $0.20, subject to customary adjustments under certain circumstances. The Warrants have a term of seven and a half years. The fair value of the warrants granted to the Lender of $2,463,231 was calculated using the Black-Scholes option pricing model and recorded as a debt discount. The debt discount is being amortized over the term of the Note using the effective interest rate. The Company recognized interest expense of $799,727 and $223,719 in connection with the amortization of this discount for the years ended December 31, 2015 and 2014, respectively. The unamortized balance totaled $1,439,785 and $2,239,512 at December 31, 2015 and 2014, respectively.

The warrant holders have piggyback registration rights requiring the inclusion of the shares of common stock issuable upon exercise of the Warrants (the “Warrant Shares”) in any registration statement filed by the Company. In addition, the Company has agreed to file a registration statement to register for resale all of the Warrant Shares and cause the registration statement to become effective by December 31, 2016 (the “Required Registration Statement”). If the Required Registration Statement is not declared effective by the required date, then the Company shall pay the holders liquidated damages in the aggregate amount of $5,000 per month, up to $50,000 in total, until both the Required Registration Statement has become effective and the Warrant Shares are listed.

The Company incurred costs, primarily professional services, of approximately $2,900,000 related to the Loan Agreement. These costs were recorded as other assets in the Company’s consolidated balance sheet and are being amortized over the term of the Loan Agreement using the effective interest rate. Amortization expense totaled $939,498 and $262,820 for the years ended December 31, 2015 and 2014, respectively. The unamortized balance totaled $1,691,421 and $2,630,919 at December 31, 2015 and 2014, respectively.